Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes [Abstract]
Income tax expense
Income tax expense

	2025 US$’000	$2024 US$’000	$2023 US$’000
Tax expense attributable to profit is made up of:
Current income tax	4,389	5,849	6,540
Over provision of income tax in prior years	(1,894)	(1,431)	(289)
	2,495	4,418	6,251

Reconciliation of Effective Tax Rate
The income tax expense reconciliation of the Group is as follows:

Reconciliation of effective tax rate	2025 US$’000	2024 US$’000	2023 US$’000
Profit before income tax	342,177	778,453	799,526
Tax calculated at a tax rate of 17% (2024: 0%, 2023: 0%)	58,170	—	—
Exempt shipping profit under Section 13A & 13E of the Singapore Income Tax Act	(51,472)	—	—
Effect of different tax rates in other countries and effects from Pillar 2.0 top up taxes	(2,309)	—	—
Tax on income derived from non-shipping activities	4,389	5,849	6,540
Over provision of income tax in prior years	(1,894)	(1,431)	(289)
Income tax expense	2,495	4,418	6,251